Additional Disclosures in the Statement Of Cash Flows	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Additional Disclosures in the Statement Of Cash Flows
39.	ADDITIONAL DISCLOSURES IN THE STATEMENT OF CASH FLOWS
The statement of cash flows presents the changes in cash and cash equivalents derived from operating activities, investing activities and financing activities during the fiscal year. For the preparation of the statement of cash flows, the Bank adopted the indirect method for operating activities and the direct method for investment activities and financing activities.
The Bank considers as “Cash and cash equivalents” the item Cash and deposits in banks and those financial assets that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.
For the preparation of the statement of cash flows the Bank considered the following:

•	Operating activities: the normal revenue-producing activities of the Bank as well as other activities that cannot qualify as investing or financing activities.

•	Investing activities: the acquisition, sale and disposal by other means of long-term assets and other investments not included in cash and cash equivalents.

•
Financing activities: activities that result in changes in the size and composition of the shareholders’ equity and liabilities of the Bank and that are not part of the operating or investing activities.

The table below presents the reconciliation between the item “Cash and cash equivalents” in the consolidated statement of cash flows and the relevant accounting items of the statement of financial position:

	12/31/2020	12/31/2019	12/31/2018
Cash and deposits in banks	129,967,486	137,066,430	156,581,272
Other debt securities	133,216,534	63,184,467	116,598,543
Loans and other financing	420,725	407,707	395,908

	263,604,745	200,658,604	273,575,723

The following table shows additional information on operational cash flows interest:

	12/31/2020	12/31/2019	12/31/2018
Interest paid	(37,603,924)	(98,212,186)	(49,046,442)
Interest collected	154,361,748	194,953,457	155,601,438

The following table shows further information of changes in liabilities arising from financing activities for the year ended December 31, 2020 (lease liabilities changes are disclosed in note 13):

	Financing received from the Central Bank of Argentina and other financial entities	Issued Corporate Bonds	Subordinated Corporate Bonds
Opening balance	3,057,451	7,521,820	33,098,040
Cash flow items
Proceeds	76
Payments	(2,048,327)	(2,114,046)	(2,246,089)
Non-cash flow items
Movement in accrued interest	55,388	1,547,872	2,397,775
Derecognition or substantial modification of financial liabilities		(209,458)	29,427
Difference in quoted prices of foreign currency	308,697		11,435,578
Monetary effects	(454,182)	(1,819,287)	(10,414,439)

Ending balance	919,103	4,926,901	34,300,292